Additional Information Required by the Argentine Central Bank - Schedule of Shareholders' Equity (Detail) - ARS ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Share Capital	$ 1,588,514	$ 1,474,692
Additional paid in Capital	1,582,407,426	$ 1,582,407,426
Argentine Central Bank
Share Capital	1,588,514
Additional paid in Capital	697,387,566
Adjustments to shareholders´ equity	1,582,407,426
Legal reserve	89,286,802
Distributable reserves	2,050,288,809
Non distributable reserves	1,618,596,208
Profit for the year	36,346,891
Total Shareholder’s equity under the rules of the Argentine Central Bank	$ 6,075,902,216